Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank, Advances
Borrowed funds were comprised of the following:

	As of December 31,
	2022	2021
	(In thousands)
Short-term FHLB advances	$691,297	$17
Escrow deposits of borrowers	22,314	20,258
Interest rate swap collateral funds	14,430	—
Long-term FHLB advances	12,787	14,003
Total borrowed funds	$740,828	$34,278
Interest expense on borrowed funds was as follows:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Federal funds purchased	$24	$—	$570
Federal Home Loan Bank advances	8,263	163	190
Escrow deposits of borrowers	3	2	2
Interest rate swap collateral funds	216	—	—
Total interest expense on borrowed funds	$8,506	$165	$762
A summary of FHLBB advances by maturities were as follows:

	As of December 31,
	2022		2021
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in thousands)
Within one year	$691,297	4.36%	$17	0.14%
Over one year to three years	2,835	0.86%	1,488	0.32%
Over three years to five years	2,534	1.89%	2,854	1.10%
Over five years	7,418	0.94%	9,661	1.24%
Total Federal Home Loan Bank advances (1)	$704,084	4.30%	$14,020	1.11%
(1)The weighted average interest rate of long-term FHLB advances as of both December 31, 2022 and December 31, 2021 was 1.11%.